UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER: 811-04297

VAN ECK FUNDS
(Exact name of registrant as specified in its charter)

99 Park Avenue - 8th Floor, New York, N.Y.	10016
(Address of principal executive offices)	(Zip Code)

Bruce J. Smith
Chief Financial Officer
Van Eck Funds
99 Park Avenue - 8th Floor
New York, N.Y. 10016
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 687-5200

Date of fiscal year end:	December 31
Date of reporting period:	September 30, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

 ITEM 1. Schedule of Investments.

Emerging Markets Fund
Schedule of Investments
September 30, 2007 (unaudited)

Number
of Shares		Value
COMMON STOCKS: 93.2%
Argentina: 1.5%
158,000	Inversiones y Representaciones S.A. (GDR) *	$2,507,460

Brazil: 7.7%
79,000	Anhanguera Educacional Participacoes SA *	1,437,343
145,000	BR Malls Participacoes SA *	1,739,525
179,400	Cremer S.A. *	2,088,596
160,000	Localiza Rent A Car S.A.	1,627,932
42,000	Petroleo Brasileiro S.A. (ADR)	3,171,000
172,000	Ultrapetrol (Bahamas) Ltd. *	2,856,920
		12,921,316

China/Hong Kong: 14.3%
4,590,000	Beijing Development (Hong Kong) Ltd. * #	2,470,898
10,000,000	Century Sunshine Ecological * #	1,144,233
4,422,000	China Green Holdings Ltd. #	4,768,432
450,000	China Infrastructure Machinery Holdings Ltd. #	1,039,269
3,740,000	China Lifestyle Food & Beverages #	1,182,972
2,538,000	GST Holdings Ltd. #	816,001
83,000	Home Inns & Hotels Management, Inc. *	2,888,400
7,100,000	PYI Corp. Ltd. #	2,875,401
7,280,000	Shanghai Real Estate Group Ltd. #	3,141,070
1,717,000	Tian An China Investments Co. Ltd. #	2,105,193
780,000	Yanzhou Coal Mining Co Ltd. #	1,595,087
		24,026,956

India: 10.4%
230,000	Ansal Properties & Infrastructure Ltd. #	1,618,054
110,000	Goetze India Ltd. * #	410,581
31,900	Goetze India Ltd. Rights
	(INR 145, expiring 11/23/07) *	3,442
149,000	GVK Power & Infrastructure Ltd. * #	2,446,221
124,000	Hirco PLC (GBP) * #	937,874
168,000	Panacea Biotec Ltd. * #	1,685,628
25,515	Power Grid Corp. *	48,076
112,000	Reliance Capital Ltd. #	4,436,138
670,000	SREI Infrastructure Finance Ltd. #	1,940,768
23,024	TRF Ltd. #	645,389
440,000	Welspun-Gujarat Stahl Ltd. #	3,257,274
		17,429,445

Indonesia: 0.7%
13,600,000	Mitra Adiperkasa Tbk PT #	1,175,485

Israel: 0.8%
68,000	Queenco Leisure International Ltd. Reg S (GDR) *	1,273,139

Kazakhstan: 5.5%
45,000	Chagala Group Ltd. (GDR) *	348,750
173,000	Halyk Savings Bank (GDR) #	3,467,587
197,400	Kazakhstan Kagazy PLC (GDR) REG S† * #	921,858
187,000	KazMunaiGas Exploration (GDR) REG S† #	4,447,033
		9,185,228

Malaysia: 5.2%
1,569,000	CB Industrial Product Holding #	2,151,323
9,195,000	Dreamgate Corp. BHD #	1,590,534
3,681,400	KNM Group BHD #	4,982,020
		8,723,877

Mexico: 1.7%
18,000	America Movil S.A. de C.V. (ADR)	1,152,000
440,000	Grupo FAMSA, S.A. de C.V. *	1,794,211
		2,946,211

Nigeria: 0.5%
65,800	Guaranty Trust Bank PLC (GDR)	778,414

Panama: 0.8%
33,800	Copa Holdings S.A. (ADR)	1,353,690

Peru: 0.8%
21,000	Credicorp. (ADR)	1,421,700

Philippines: 1.3%
29,600,000	Megaworld Corp. #	2,246,432

Poland: 0.4%
173,000	Multimedia Polska S.A. * #	764,950

Russia: 5.5%
163,750	C.A.T. Oil A.G. (EUR) * #	4,195,671
40,000	LUKOIL ( ADR)	3,332,000
4,000	Vismpo-Avisma Corp. (USD) #	1,164,496
850,000	World Trade Center Moscow (USD) *	603,500
		9,295,667

Singapore: 3.7%
2,500,000	Best World International Ltd. #	1,714,814
2,155,000	Sino-Environment Technology Group Ltd. * #	4,539,158
		6,253,972

South Africa: 6.9%
258,000	Aspen Pharmacare Holdings Ltd. *	1,254,929
133,000	Bidvest Group Ltd. #	2,612,919
329,600	FirstRand Ltd. * #	1,057,346
63,000	Naspers Ltd. * #	1,743,852
100,000	Spar Group Ltd. * #	800,314
169,000	Standard Bank Group Ltd. #	2,440,190
630,000	Woolworths Holdings Ltd.	1,653,398
		11,562,948

South Korea: 10.9%
35,000	Ecopro Co. Ltd. *	447,443
175,300	Finetec Corp. #	3,703,922
13,000	Hyundai Mobis #	1,375,944
28,960	Hyunjin Materials Co. Ltd. #	1,425,625
127,000	Inzi Controls Co. Ltd. #	1,037,016
52,085	SFA Engineering Corp. #	3,084,149
106,488	Solmics Co. Ltd. #	1,621,051
54,000	SSCP Co. Ltd. * #	1,764,286
19,597	Taewoong Co. Ltd. #	2,316,625
196,000	Won Ik Quartz Corp. #	1,505,596
		18,281,657
Taiwan: 7.7%
421,837	Advantech Co. Ltd. #	1,254,134
1,044,500	Awea Mechantronic Co. Ltd. #	2,388,126
1,520,000	China Ecotek Corp. #	2,090,496
1,000,000	Chrome ATE, Inc. * #	2,454,069
695,387	Gemtek Technology Corp. #	1,743,637
575,000	Lumax International Corp. #	1,524,510
229,939	MJC Probe, Inc. #	874,700
39,733	Novatek Microelectronics Corp. Ltd. #	172,954
115,000	Powertech Technology #	463,875
		12,966,501

Thailand: 1.8%
556,066	Airports of Thailand Public Co. Ltd. #	1,004,799
84,300	Banpu PCL	855,912
387,824	Minor International PCL Warrants
	(THB 6.00, expiring 3/29/08) *	106,362
1,796,000	Ticon Industrial Connection PCL (NVDR) #	1,037,514
		3,004,587

Turkey: 3.9%
245,000	Asya Katilim Bankasi AS * #	1,997,211
260,000	Sinpas Gayrimenkul Yatirim Ortakligi A.S. *	1,658,658
315,000	Tav Havalimanlari Holding A.S. * #	2,896,078
		6,551,947

Ukraine: 1.2%
68,000	XXI Century Investments Public Ltd (GBP) * #	2,004,394

Total Common Stocks
(Cost: $128,039,957)		156,675,976

PREFERRED STOCK: 4.3%
(Cost: $3,223,921)
Brazil: 4.3%
254,988	Cia Vale do Rio Doce	7,282,391

	Principal
	Amount
REPURCHASE AGREEMENT: 7.4%
State Street Bank & Trust Co.
3.80% (dated 9/28/07, due 10/1/07,
repurchase price $12,389,922,
collateralized by $12,690,000
Federal Home Loan Bank, 3.75%,
due 08/15/08 with a value of
$12,635,801)
(Cost: $12,386,000)	$12,386,000	12,386,000

Total Investments: 104.9%
(Cost: $143,649,878)		176,344,367
Liabilities in excess of other assets: (4.9)%		(8,291,087)
NET ASSETS: 100.0%		$168,053,280

ADR American Depositary Receipt
BHD Malaysian Public Limited Company
EUR Euro
GBP British Pound
GDR Global Depositary Receipt
INR Indian Rupees
NVDR Non-Voting Depository Receipt
THB Thai Baht
USD United States Dollar

* Non-income producing
# Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $120,273,176, which represented 71.6% of net assets.
†	REG S security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration, securities offered and sold outside of the United States. Such a security cannot be sold in the United
States without either an effective registration statement filed pursuant to the Securities Act of 1933 or pursuant to an exemption from registration.

The aggregate cost of investments owned for Federal income tax purposes is $143,649,878, and unrealized appreciation
(depreciation) on such investments is:
Gross Unrealized Appreciation	$36,610,929
Gross Unrealized Depreciation	(3,916,440)
Net Unrealized Appreciation	$32,694,489

	% of
Summary of Investments by Sector	Investments	Value
Industrial	27.2%	$47,905,245
Financial	20.2	35,627,336
Consumer, Cyclical	11.5	20,326,054
Energy	10.0	17,596,703
Consumer, Non-cyclical	7.0	12,318,622
Basic Materials	6.5	11,560,211
Diversified	3.6	6,338,746
Communications	3.1	5,404,439
Technology	2.5	4,386,714
Utilities	1.4	2,494,297
Repurchase Agreement	7.0	12,386,000
	100.0%	$176,344,367

Global Hard Assets Fund
Schedule of Investments
September 30, 2007 (unaudited)

Number
of Shares		Value
COMMON STOCKS: 92.1%
Argentina: 0.1%
83,200	Trefoil Ltd. (NOK) * #	$539,819

Australia: 5.1%
1,664,100	Iluka Resources Ltd. † #	8,135,797
5,376,000	Lihir Gold Ltd. * † #	19,112,999
97,000	Rio Tinto Ltd. #	9,269,774
113,000	Rio Tinto PLC #	9,725,553
		46,244,123

Brazil: 3.5%
673,600	Cia Vale do Rio Doce (ADR)	22,855,248
116,000	Petroleo Brasileiro S.A. (ADR)	8,758,000
		31,613,248

Canada: 14.6%
457,000	Agnico-Eagle Mines Ltd. (USD) †	22,758,600
20,000	Agnico-Eagle Mines Ltd. (USD) Warrants *
	($19.00, expiring 11/07/07)	612,400
107,500	Addax Petroluem Corp.	4,239,909
707,700	Brazilian Resources, Inc. * #	0
72,800	CIC Energy Corp. * R	1,152,767
30,000	FNX Mining Co., Inc. *	995,627
393,811	Goldcorp, Inc. (USD)	12,034,864
116,750	Killam Properties, Inc.	1,056,402
977,700	Kinross Gold Corp. (USD) *	14,645,946
146,172	Kinross Gold Corp. *	2,183,799
575,000	Miramar Mining Corp. *	2,717,036
369,000	Nexen, Inc.	11,274,227
360,000	Northern Orion Resources, Inc. * R	2,262,102
301,500	Northern Orion Resources, Inc. Warrants * R
	(CAD 2.00, expiring 5/29/08)	1,318,579
658,000	OPTI Canada, Inc. *	12,317,861
58,800	Penn West Energy Trust †	1,826,693
184,100	Petrolifera Petroleum Ltd. *	3,320,896
571,050	Petrolifera Petroleum Ltd. * R	8,219,123
222,000	Silver Wheaton Corp. * †	3,095,702
11,400	Suncor Energy, Inc.	1,082,636
112,600	Suncor Energy, Inc. (USD)	10,675,606
10,900	Timberwest Forest Corp.	289,002
59,000	Timberwest Forest Corp. R	831,900
701,900	Uranium One, Inc. *	9,888,917
259,300	Uranium One, Inc. * R	2,818,850
		131,619,444

Indonesia: 0.0%
100,000	Medco Energi Internasional Tbk PT #	45,359

Netherlands: 1.6%
183,500	Arcelor Mittal (USD) †	14,379,060

Norway: 1.8%
735,500	SeaDrill Ltd. * #	16,516,528

South Africa: 2.7%
626,700	Exxaro Resources Ltd. #	7,929,512
465,500	Impala Platinum Holdings Ltd. #	16,223,769
		24,153,281

United Kingdom: 1.9%
530,000	Randgold Resources Ltd. (ADR)	17,617,200

United States: 60.8%
836,300	Alpha Natural Resources, Inc. * †	19,427,249
457,000	American Commercial Lines, Inc. *	10,844,610
105,367	Bois d’ Arc Energy, Inc. * †	2,019,885
543,800	Celanese Corp.	21,197,324
67,100	ConAgra Foods Inc.	1,753,323
553,600	Darling International, Inc. * †	5,475,104
301,000	Devon Energy Corp.	25,043,200
168,000	Diamond Offshore Drilling, Inc. †	19,032,720
369,000	Ellora Oil & Gas, Inc. * # R	4,597,998
61,100	Exterran Holding, Inc. *	4,908,774
346,200	FMC Technologies, Inc. *	19,961,892
202,000	Frontier Oil Corp.	8,411,280
241,300	Georgia Gulf Corp.	3,354,070
355,500	Hess Corp.	23,651,415
89,700	Kaiser Aluminum Corp. †	6,330,129
154,750	KGEN Power Corp. * # R	2,932,853
643,000	Marathon Oil Corp.	36,663,860
415,800	McDermott International, Inc. *	22,486,464
194,300	Mercer International, Inc. * †	1,836,135
647,800	Mirant Corp. *	26,352,504
243,000	Monsanto Co.	20,834,820
120,958	National Oilwell Varco, Inc. *	17,478,431
421,475	Newfield Exploration Co. *	20,298,236
388,000	Noble Corporation	19,031,400
602,000	NRG Energy, Inc. *	25,458,580
403,100	Nucor Corp.	23,972,357
417,400	Occidental Petroleum Corp.	26,746,992
28,600	Oil States International, Inc. * †	1,381,380
109,000	Quicksilver Resources, Inc. * †	5,128,450
560,400	Range Resources Corp.	22,785,864
186,800	Schlumberger Ltd.	19,614,000
104,900	Teton Energy Corp. *	488,834
125,000	Transocean, Inc. *	14,131,250
41,600	Trinity Industries, Inc. †	1,561,664
267,400	Valero Energy Corp.	17,963,932
328,300	Weatherford International Ltd. *	22,055,194
85,800	Weyerhauser Co.	6,203,340
289,200	XTO Energy, Inc.	17,884,128
		549,299,641

Total Common Stocks
(Cost: $608,065,060)		832,027,703

EXCHANGE TRADED FUNDS: 2.7%
United States: 2.7%
304,000	PowerShares Global Water	6,490,400
246,000	StreetTRACKS Gold Trust	18,083,460
(Cost: $23,612,956)		24,573,860

		Principal
		Amount
REPURCHASE AGREEMENT: 9.4%
State Street Bank & Trust Co.,
3.8% (dated 9/28/07, due
10/1/07, repurchase price
$84,516,755, collateralized
by $86,920,000 Federal National
Mortgage Association, 3.25%,
due 8/15/08 with a value of
$86,184,483)
(Cost: $84,490,000)		84,490,000	84,490,000

Total Investments Before Collateral
for Securities Loaned: 104.2%
(Cost: $716,168,016)			941,091,563

		Number
		of Shares
SHORT-TERM INVESTMENT
HELD AS COLLATERAL FOR
SECURITIES LOANED: 8.7%
State Street Navigator Securities
Lending Prime Portfolio
(Cost: $78,287,225)		78,287,225	78,287,225

Total Investments: 112.9%
(Cost: $794,455,241)			1,019,378,788
Liabilities in excess of other assets: (12.9)%			(116,472,885)
NET ASSETS: 100.0%			$902,905,903

ADR	American Depositary Receipt
CAD	Canadian Dollar
NOK	Norwegian Krone
USD	United States Dollar

The aggregate cost of investments owned for Federal income tax purposes is $794,522,152, and unrealized appreciation
(depreciation) on such investments is:
Gross Unrealized Appreciation			$230,269,759
Gross Unrealized Depreciation			(5,413,123)
Net Unrealized Appreciation			$224,856,636

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $75,874,249.
#	Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $95,029,961, which represented 10.5% of net assets.
R
Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2007, these securities are considered liquid, unless otherwise noted, and the market value amounted to $24,134,172 or 2.7% of net assets.

	Acquisition	Number	Acquisition		% of
Security	Date	of Shares	Cost	Value	Net Assets
CIC Energy Corp.	2/8/07	72,800	$922,687	$1,152,767	0.1%
Ellora Oil & Gas, Inc.	6/30/06	369,000	4,428,000	4,597,998	0.5
KGEN Power Corp.	12/19/06	154,750	2,166,500	2,932,853	0.3
Northern Orion Resources, Inc.	5/16/03	360,000	343,486	2,262,102	0.3
Northern Orion Resources, Inc. Warrants	5/16/03	301,500	-	1,318,579	0.2
Petrolifera Petroleum Ltd.	3/7/05 - 5/2/07	571,050	507,487	8,219,123	0.9
Timberwest Forest Corp.	3/5/04	59,000	554,606	831,900	0.1
Uranium One, Inc.	10/12/06	259,300	1,891,619	2,818,850	0.3
			$10,814,385	$24,134,172	2.7%

Summary of Investments by Industry	% of
Excluding Collateral for Securities Loaned	Investments	Value
Energy	55.8%	$525,906,189
Industrial Metals	12.1	113,709,836
Precious Metals	10.9	102,914,343
Chemicals	5.5	51,716,343
Transportation	1.2	10,844,610
Paper And Forest Products	1.0	9,160,377
Consumer Durables	0.8	7,929,512
Consumer Goods	0.8	7,228,427
Capital Goods	0.2	1,561,664
Real Estate	0.1	1,056,402
Total Common Stocks	88.4	832,027,703
Exchange Traded Funds	2.6	24,573,860
Repurchase Agreement	9.0	84,490,000
	100.0%	$941,091,563

International Investors Gold Fund
Schedule of Investments
September 30, 2007 (unaudited)

Number
of Shares	Value
COMMON STOCKS: 96.4%
Australia 12.3%
2,865,000	Adamus Resources Ltd. * #	$1,527,527
4,206,000	Andean Resources Ltd. * #	3,984,736
2,103,000	Andean Resources Ltd. Warrants
(AUD 0.45, expiring 2/20/09) *	1,156,980
11,898,384	Lihir Gold Ltd. * † #	42,301,673
1,064,725	Newcrest Mining Ltd.* #	26,479,928
422,000	Sino Gold Ltd. * † #	2,815,689
14,175,000	Tanami Gold NL * #	1,640,269
79,906,802

Canada: 66.4%
380,974	Agnico-Eagle Mines Ltd. †	18,894,508
851,800	Agnico-Eagle Mines Ltd. (USD)	42,419,640
1,510,000	Amarillo Gold Corp. *	1,366,310
445,000	Aquiline Resources, Inc. *	4,563,414
390,000	Aquiline Resources, Inc. * R	3,999,397
195,000	Aquiline Resources, Inc. Warrants
(CAD 3.00, expiring 10/11/07) *	1,411,552
546,000	Aurelian Resources, Inc.*	4,073,111
3,150,000	Aurizon Mines Ltd. *	12,857,789
1,000,000	AXMIN, Inc. * R	914,895
786,638	Barrick Gold Corp. (USD)	31,685,779
948,000	Bear Creek Mining Corp. * R	6,862,313
1,043,800	Brazauro Resources Corp. *	745,084
1,200,000	Claude Resources, Inc. *	1,749,359
800,000	Crystallex International Corp. (USD) *	2,536,000
1,800,000	Eldorado Gold Corp. *	11,111,446
1,198,900	European Goldfields Ltd. *	7,063,343
740,000	Full Metal Minerals Ltd. * R	2,120,344
370,000	Full Metal Minerals Ltd. Warrants
(CAD 3.00, expiring 11/10/08) * R	226,244
740,000	Gabriel Resources Ltd. *	1,976,173
840,000	Gabriel Resources Ltd. * R	2,026,844
1,397,600	Gammon Gold, Inc. *	16,678,743
320,000	Gold Eagle Mines Ltd. *	2,052,581
489,000	Goldcorp, Inc.	14,945,559
938,207	Goldcorp, Inc. (USD)	28,671,606
17,500	Goldcorp, Inc. Warrants
(CAD 45.75, expiring 6/9/11) *	216,408
24,000	Golden Star Resources Ltd. * R	98,929
1,195,000	Great Basin Gold Ltd. * †	3,616,297
300,000	Great Basin Gold Ltd. * R	907,857
422,500	Great Basin Gold Ltd. Warrants *
(CAD 3.50, expiring 4/17/09)	327,075
180,000	Greystar Resources Ltd. *	1,248,680
219,000	Guyana Goldfields, Inc. *	2,179,762
533,300	High River Gold Mines Ltd. *	1,619,229
1,388,200	Iamgold Corp.	12,072,518
1,870,000	Jinshan Gold Mines, Inc. *	4,230,131
935,000	Jinshan Gold Mines, Inc. Warrants
(CAD 1.45, expiring 3/1/08) * R	752,023
1,364,129	Kinross Gold Corp. *	20,379,990
1,193,614	Kinross Gold Corp. (USD) *	17,880,338
500,000	Kinross Gold Corp. Warrants
(CAD 1.90, expiring 10/22/07) *	2,463,178
1640000	Lake Shore Gold Corp.	3,132,760
565,660	Meridian Gold, Inc. *	18,806,994
271,000	Meridian Gold, Inc. (USD) *	8,970,100
50,000	Minefinders Corp. * †	535,867
450,000	Minefinders Corp. * R	4,822,802
1,917,300	Miramar Mining Corp. * †	9,059,780
445,000	New Gold, Inc. * †	2,751,470
800,000	New Gold, Inc. * † R	4,946,464
572,000	Northern Orion Resources, Inc. * R	3,594,229
536,000	Northern Orion Resources, Inc. Warrants
(CAD 2.00, expiring 5/29/08) * R	2,344,141
770,000	Northgate Minerals Corp. * †	2,167,597
666,666	Northgate Minerals Corp. * R	1,876,705
2,585,000	Orezone Resources, Inc. *	4,807,973
1,373,200	Osisko Exploration Ltd. *	7,524,194
1,452,600	Pacific Rim Mining Corp. * †	1,670,490
226,759	PAN American Silver Corp. * †	6,590,864
96,000	PAN American Silver Corp. (USD) *	2,774,400
95,150	PAN American Silver Corp. Warrants
(CAD 12.00, expiring 2/20/08) *	1,626,250
23,230	PAN American Silver Corp. Warrants
(CAD 12.00, expiring 2/20/08) * R	397,034
2,261,700	Peak Gold Ltd. * R	1,591,706
1,130,850	Peak Gold Ltd. Warrants * R	329,710
265,000	Platinum Group Metals Ltd. *	1,065,702
530,000	Platinum Group Metals Ltd. * R	2,131,403
514,500	Premier Gold Mines Ltd. *	1,210,406
1,055,555	Red Back Mining, Inc. *	7,004,135
793,000	Silver Wheaton Corp. * †	11,058,071
808,000	Silver Wheaton Corp. (USD) *	11,328,160
1,257,500	Silver Wheaton Corp. Warrants
(CAD 4.00, expiring 8/05/09) *	2,528,528
620,000	Silvercorp Metals, Inc. *	12,921,731
839,800	Western Goldfields, Inc. *	2,863,718
431,377,834

South Africa: 5.5%
100,000	AngloGold Ashanti Ltd. (ADR) †	4,689,000
168,000	First Uranium Corp. (CAD) * R	1,599,517
971,162	Gold Fields Ltd. (ADR)	17,568,321
280,000	Impala Platinum Holdings Ltd.	9,758,658
202,500	Platmin Ltd. (CAD) * R	1,755,957
35,371,453

United Kingdom: 7.6%
850,000	Cluff Gold Ltd. *	1,365,192
142,000	Lonmin Plc #	10,640,335
1,125,000	Randgold Resources Ltd. (ADR)	37,395,000
49,400,527

United States: 4.6%
8,300,000	Capital Gold Corp. *	3,984,000
30,000	Metallica Resources, Inc. *	133,200
1,610,000	Metallica Resources, Inc. (CAD) *	7,122,103
255,000	Metallica Resources, Inc. Warrants
(CAD 3.10, expiring 12/11/08) * R	456,341
330,000	Newmont Mining Corp.	14,760,900
109,100	Royal Gold, Inc. †	3,573,025
30,029,569

Total Common Stocks
(Cost: $255,863,794)	626,086,184
Principal
Amount
CORPORATE NOTE: 0.9%
Canada: 0.9%
Eurasia Holdings AG Convertible
Note, 7.00%, 9/14/09 * R
(Cost: $2,959,754)	CAD	3,280,000	5,718,953

REPURCHASE AGREEMENT: 3.6%
State Street Bank & Trust Co.,
3.80% (dated 8/28/07, due 10/1/07,
repurchase price $23,542,453
collateralized by $12,690,000
Federal Home Loan Bank, 3.75%, due 8/15/08
with a value of $12,635,801)
(Cost $23,535,000)	$23,535,000	23,535,000

Total Investments Before Collateral
for Securities Loaned: 100.9%
(Cost: $282,358,544)	655,340,137

Number
of Shares
SHORT-TERM INVESTMENT
HELD AS COLLATERAL FOR
SECURITIES LOANED: 15.1%
State Street Navigator Securities
Lending Prime Portfolio
(Cost: $98,075,559)	98,075,559	98,075,559

Total Investments: 116.0%
(Cost: $380,434,103)	753,415,696

Liabilities in excess of other assets: (16.0%)	(103,755,451)
NET ASSETS: 100.0%	$649,660,245

ADR American Depositary Receipt
AUD Australian Dollar
CAD Canadian Dollar
USD United States Dollar

Gross Unrealized Appreciation	$ 353,657,499
Gross Unrealized Depreciation	(54,412,906)
Net Unrealized Appreciation	$299,244,593

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $94,926,581.
#	Indicates a fair valued security which has not been valued using an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value for fair valued securities is $89,390,157 which represented 13.8% of net assets.
R	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2007, these securities are considered liquid, unless otherwise noted, and the market value amounted to $49,473,807, or 7.1% of net assets.

Restricted securities held by the Fund are as follows:
	Acquisition	Number	Acquisition		% of
Security	Date	of Shares	Cost	Value	Net Assets
Aquiline Resources, Inc.	9/27/05	390,000	$529,932	$3,999,397	0.5%
AXMIN, Inc.	11/16/01	1,000,000	157,230	914,894	0.1
Bear Creek Mining Corp.	8/15/05	948,000	2,865,287	6,862,313	1.1
Eurasia Holdings	8/29/06	**	2,959,754	5,718,953	0.9
First Uranium Corp	12/13/06	168,000	1,016,518	1,599,517	0.2
Full Metal Minerals Ltd	10/24/06	740,000	1,511,524	2,120,344	0.3
Full Metal Minerals Ltd Warrants (a)	10/24/06	370,000	—	226,244	0.0
Gabriel Resources Ltd.	3/17/05	840,000	930,608	2,026,844	0.3
Golden Star Resources Ltd.	7/18/02	24,000	29,780	98,929	0.0
Great Basin Gold Ltd.	5/28/02	300,000	293,351	907,857	0.1
Jinshan Gold Mines, Inc. Warrants (a)	8/25/06	935,000	—	752,023	0.1
Metallica Resources, Inc. Warrants (a)	11/26/03	255,000	—	456,341	0.1
Minefinders Corp.	3/20/02	450,000	652,586	4,822,802	0.7
New Gold, Inc.	10/21/03	800,000	5,580,320	4,946,464	0.8
Northern Orion Resources, Inc.	5/16/03	572,000	545,761	3,594,229	0.6
Northern Orion Resources, Inc. Warrants (a)	5/16/03	536,000	—	2,344,141	0.4
Northgate Minerals Corp.	10/16/02	666,666	781,921	1,876,705	0.3
PAN American Silver Corp. Warrants (a)	2/7/02	22,230	32,187	397,034	0.1
Peak Gold Ltd.	3/9/07	2,261,700	1,448,845	1,591,706	0.2
Peak Gold Ltd. WTS	3/9/07	1,130,850	—	329,710	0.1
Platinum Group Metals Ltd.	6/30/06	530,000	857,169	2,131,403	0.3
Platmin Ltd.	7/28/06	202,500	715,676	1,755,957	0.3
				$49,473,807	7.6%
** Principal amount CAD 3,280,000.
(a) Illiquid Securities

Summary of Investments by Industry				% of
Excluding Collateral for Securities Loaned				Investments	Value
Gold				83.1%	$544,322,040
Silver				7.5	$49,225,039
Platinum				4.1	$26,600,735
Copper				0.9	$5,938,370
Total Common Stocks				95.6	$626,086,184
Corporate Note				0.9	$5,718,953
Repurchase Agreement				3.6	$23,535,000
				100.1%	$655,340,137

 Note To Schedules of Investments
September 30, 2007 (unaudited)

Security Valuation—Securities traded on national or foreign exchanges are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. Securities for which market values are not readily available, or whose values have been affected by events occurring before the Funds’ pricing time (4:00 p.m. Eastern Time) but after the close of the securities’ primary market, are valued using methods approved by the Board of Trustees. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. The price which the Funds may realize upon sale of an investment may differ materially from the value presented on the Schedule of Investments. Short-term obligations purchased with more than sixty days remaining to maturity are valued at market value. Short-term obligations purchased with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates market value. Futures are valued using the closing price reported at the close of the respective exchange. Forward foreign currency contracts are valued at the spot currency rate plus an amount (“points”), which reflects the differences in interest rates between the U.S. and foreign markets. Securities for which quotations are not readily available are stated at fair value as determined by the Pricing Committee of the Adviser appointed by the Board of Trustees. Certain factors such as economic conditions, political events, market trends and security specific information are used to determine the fair value of these securities. Short-term investments held as collateral for securities loaned are valued at net asset value.

ITEM 2. Controls and Procedures.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. Exhibits.
Certifications of principal executive officer and principal financial officer as required by Rule 30a2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Eck Funds

By /s/ Bruce J. Smith, Chief Financial Officer, Van Eck Funds

Date: November 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Keith J. Carlson, Chief Executive Officer, Van Eck Funds

Date: November 29, 2007

By /s/ Bruce J. Smith, Chief Financial Officer, Van Eck Funds

Date: November 29, 2007